ACCUMULATED OTHER COMPREHENSIVE INCOME (Schedule of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	$ 4,639.2
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	379.9	$ (206.0)
Ending balance	7,640.2	4,639.2
Available-For-Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	(7.1)	19.8
OCI before reclassification		(30.3)
Adoption Of ASU No. 2016-01 (note 2)	7.1
Current period OCI (pre-tax)	7.1	(30.3)
Income tax on amounts retained in AOCI		3.4
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	7.1	(26.9)
Ending balance		(7.1)
Defined Benefit Pension And PRB Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	(11.4)	(11.3)
OCI before reclassification	(14.1)	(1.3)
Amounts reclassified from OCI	0.7	1.3
Curtailment of DB and PRB plan	4.2
Current period OCI (pre-tax)	(9.2)
Income tax on amounts retained in AOCI	3.3	0.3
Income tax on amounts reclassified to earnings	(0.2)	(0.4)
Income tax on amounts related to curtailment of DB and PRB plan	(1.5)
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	(7.6)	(0.1)
Ending balance	(19.0)	(11.4)
Hedge Net investments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	(129.0)	(135.6)
OCI before reclassification	(90.6)	6.6
Current period OCI (pre-tax)	(90.6)	6.6
Income tax on amounts retained in AOCI	10.4
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	(80.2)	6.6
Ending balance	(209.2)	(129.0)
Translation Foreign Operations [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	342.9	526.3
OCI before reclassification	458.5	(183.4)
Current period OCI (pre-tax)	458.5	(183.4)
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	458.5	(183.4)
Ending balance	801.4	342.9
Equity Investee [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	3.7	5.9
OCI before reclassification	2.1	(2.2)
Current period OCI (pre-tax)	2.1	(2.2)
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	2.1	(2.2)
Ending balance	5.8	3.7
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Opening balance	199.1	405.1
OCI before reclassification	355.9	(210.6)
Amounts reclassified from OCI	0.7	1.3
Adoption Of ASU No. 2016-01 (note 2)	7.1
Curtailment of DB and PRB plan	4.2
Current period OCI (pre-tax)	367.9	(209.3)
Income tax on amounts retained in AOCI	13.7	3.7
Income tax on amounts reclassified to earnings	(0.2)	(0.4)
Income tax on amounts related to curtailment of DB and PRB plan	(1.5)
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	379.9	(206.0)
Ending balance	$ 579.0	$ 199.1